Debt - Prior Period Financing Activity (Details) $ in Thousands, $ in Thousands																				12 Months Ended
	Nov. 22, 2024 MXN ($)	Nov. 11, 2024 MXN ($)	Dec. 28, 2023 MXN ($)	Dec. 26, 2023 MXN ($)	Dec. 21, 2023 USD ($)	Nov. 30, 2023 USD ($)	Nov. 29, 2023 USD ($)	Oct. 25, 2023 USD ($)	Oct. 23, 2023 USD ($)	Sep. 13, 2023 MXN ($)	Aug. 28, 2023 MXN ($)	Aug. 18, 2023 MXN ($)	May 24, 2023 MXN ($)	Feb. 28, 2023 USD ($)	Feb. 24, 2023 MXN ($)	Feb. 17, 2023 USD ($)	Jan. 31, 2023 MXN ($)	Jan. 23, 2023 USD ($)	Jan. 13, 2023 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2024 USD ($)	Aug. 30, 2024 MXN ($)	Dec. 31, 2023 USD ($)	Mar. 28, 2023 MXN ($)	Mar. 16, 2023 USD ($)	Mar. 13, 2023 USD ($)	Jan. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure Of Debt [Line Items]
Borrowings																				$ 1,745,481,072		$ 1,577,509,797
Line of credit																									$ 5,902,000
Outstanding of revolving credit lines																											$ 661,213
Revolving credit facility amount																									1,605,394		1,411,629
Repayment of revolving credit lines																				1,148,872,172	$ 2,060,292	$ 978,854,627	$ 913,282	$ 1,107,159,280
PMI Trading Ltd
Disclosure Of Debt [Line Items]
Outstanding of revolving credit lines																																$ 162,866
Revolving credit facility available																									23,685		$ 63,787
Monetization of Mexican Government Bonds
Disclosure Of Debt [Line Items]
Borrowings																												$ 9,225,000
Credit Line
Disclosure Of Debt [Line Items]
Line of credit																				20,500,000
Revolving credit facility available																									230,000
PMI TRD DAC revolving credit lines
Disclosure Of Debt [Line Items]
Outstanding of revolving credit lines																									206,314
Lines Of Credit
Disclosure Of Debt [Line Items]
Line of credit																				$ 20,500,000					6,966,000
Available credit lines																									$ 230,000
Twenty Eight Days TIIE Plus 365 Basis Point | Promissory Note
Disclosure Of Debt [Line Items]
Borrowings																			$ 4,000,000
Maturity																			28 days
Interest rate basis spread																			3.65%
Ninety Day SOFR Plus 350 Basis Point | Credit Line
Disclosure Of Debt [Line Items]
Maturity																		90 days
Interest rate basis spread																		3.50%
Line of credit maximum borrowing capacity																		$ 750,000
Ninety Days Plus 26 Basis Point | Credit Line
Disclosure Of Debt [Line Items]
Interest rate basis spread																		0.26%
Bond Coupon 10.00% Rate | Promissory Note
Disclosure Of Debt [Line Items]
Borrowings																	$ 125,000,000
Bonds issued																															$ 2,000,000
Coupon rate																	10.00%
Thirty Days SOFR Plus 175 Basis Point | Promissory Note
Disclosure Of Debt [Line Items]
Borrowings																$ 11,362
Maturity																30 days
Interest rate basis spread																1.75%
Twenty Eight Days TIIE Plus 235 Basis Points | Promissory Note
Disclosure Of Debt [Line Items]
Borrowings															$ 250,000
Maturity															28 days
Interest rate basis spread															2.35%
Twenty Eight Days TIIE Plus 360 Basis Points | Promissory Note
Disclosure Of Debt [Line Items]
Borrowings															$ 3,000,000
Maturity															28 days
Interest rate basis spread															3.60%
Ninety Days SOFR Plus 450 Basis Point | Credit Line
Disclosure Of Debt [Line Items]
Maturity														90 days
Interest rate basis spread														4.50%
Line of credit maximum borrowing capacity														$ 150,000
Fixed Rate 10.375% | Promissory Note
Disclosure Of Debt [Line Items]
Borrowings																													$ 537,500	$ 200,000
Interest rate																													10.375%	10.375%
Twenty Eight Days TIIE Plus 200 Basis Points | Credit Line
Disclosure Of Debt [Line Items]
Maturity													28 days
Interest rate basis spread													2.00%
Revolving credit maximum borrowing capacity													$ 19,000,000
Twenty Eight Days TIIE Plus 365 Basis Point, Maturing August 2024 | Promissory Note
Disclosure Of Debt [Line Items]
Borrowings												$ 5,000,000
Maturity												28 days
Interest rate basis spread												3.65%
Twenty Eight Days TIIE Plus 230 Basis Point, Maturing February 2024 | Promissory Note
Disclosure Of Debt [Line Items]
Borrowings											$ 2,000,000
Maturity											28 days
Interest rate basis spread											2.30%
Twenty Eight Day TIIE Plus 365 Basis Point, Maturing September 2024 | Promissory Note
Disclosure Of Debt [Line Items]
Borrowings										$ 4,000,000
Twenty Eight Day TIIE Plus 365 Basis Point, Maturing September 2024 | Credit Line
Disclosure Of Debt [Line Items]
Maturity										28 days
Interest rate basis spread										3.65%
Ninety Days SOFR Plus Between 375 And 575 Basis Points | Credit Line
Disclosure Of Debt [Line Items]
Maturity									90 days
Line of credit maximum borrowing capacity									$ 158,000
Ninety Days SOFR Plus Between 375 And 575 Basis Points | Credit Line | Bottom of range
Disclosure Of Debt [Line Items]
Interest rate basis spread									3.75%
Ninety Days SOFR Plus Between 375 And 575 Basis Points | Credit Line | Top of range
Disclosure Of Debt [Line Items]
Interest rate basis spread									5.75%
Twenty Eight Days TIIE Plus 230 Basis Points | Credit Line
Disclosure Of Debt [Line Items]
Maturity					28 days			28 days
Interest rate basis spread					2.30%			2.30%
Line of credit maximum borrowing capacity					$ 1,700,000			$ 3,000,000
Ninety Days SOFR Plus 300 Basis Point | Credit Line
Disclosure Of Debt [Line Items]
Maturity							90 days
Interest rate basis spread							3.00%
Line of credit maximum borrowing capacity							$ 500,000
Ninety Days SOFR Plus 300 Basis Point | PMI TRD DAC revolving credit lines
Disclosure Of Debt [Line Items]
Maturity						90 days
Interest rate basis spread						3.00%
Line of credit maximum borrowing capacity						$ 500,000
Twenty Eight Days TIIE Plus 310 Basis Points | Credit Line
Disclosure Of Debt [Line Items]
Borrowings	$ 3,000,000	$ 2,000,000																								$ 1,000,000
Maturity	28 days	28 days				28 days
Interest rate basis spread	3.10%	3.10%				3.10%																				3.10%
Line of credit maximum borrowing capacity						$ 2,256,000
Three Hundred Days SOFR | Credit Line
Disclosure Of Debt [Line Items]
Line of credit maximum borrowing capacity						$ 2,218,750
Three Hundred Days SOFR Plus Between 300 And 325 Basis Point | Credit Line
Disclosure Of Debt [Line Items]
Maturity						30 days
Three Hundred Days SOFR Plus Between 300 And 325 Basis Point | Credit Line | Bottom of range
Disclosure Of Debt [Line Items]
Interest rate basis spread						2.35%
Three Hundred Days SOFR Plus Between 300 And 325 Basis Point | Credit Line | Top of range
Disclosure Of Debt [Line Items]
Interest rate basis spread						3.00%
Three Hundred Days SOFR Plus Between 375 And 575 Basis Point | Credit Line | Bottom of range
Disclosure Of Debt [Line Items]
Interest rate basis spread						3.75%
Three Hundred Days SOFR Plus Between 375 And 575 Basis Point | Credit Line | Top of range
Disclosure Of Debt [Line Items]
Interest rate basis spread						5.75%
Thirty Days SOFR | Credit Line
Disclosure Of Debt [Line Items]
Line of credit maximum borrowing capacity						$ 4,572,416
Thirty Days SOFR Plus Between 300 And 325 Basis Point | Credit Line
Disclosure Of Debt [Line Items]
Maturity						30 days
Thirty Days SOFR Plus Between 300 And 325 Basis Point | Credit Line | Bottom of range
Disclosure Of Debt [Line Items]
Interest rate basis spread						2.35%
Thirty Days SOFR Plus Between 300 And 325 Basis Point | Credit Line | Top of range
Disclosure Of Debt [Line Items]
Interest rate basis spread						3.00%
Thirty Days SOFR Plus Between 375 And 575 Basis Point | Credit Line | Bottom of range
Disclosure Of Debt [Line Items]
Interest rate basis spread						3.75%
Thirty Days SOFR Plus Between 375 And 575 Basis Point | Credit Line | Top of range
Disclosure Of Debt [Line Items]
Interest rate basis spread						5.75%
Thirty Days SOFR Plus Between 375 And 575 Basis Point | PMI TRD DAC revolving credit lines
Disclosure Of Debt [Line Items]
Maturity						30 days
Line of credit maximum borrowing capacity						$ 1,500,000
Thirty Days SOFR Plus Between 375 And 575 Basis Point | PMI TRD DAC revolving credit lines | Bottom of range
Disclosure Of Debt [Line Items]
Interest rate basis spread						3.75%
Thirty Days SOFR Plus Between 375 And 575 Basis Point | PMI TRD DAC revolving credit lines | Top of range
Disclosure Of Debt [Line Items]
Interest rate basis spread						5.75%
Twenty Eight Days TIIE Plus 255 Basis Points | Promissory Note
Disclosure Of Debt [Line Items]
Borrowings			$ 1,500,000	$ 3,000,000
Maturity			28 days	28 days
Interest rate basis spread			2.55%	2.55%